SCHEDULE OF OTHER CURRENT PAYABLE (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Multiemployer Plan [Line Items]
Employee compensation payable		$ 202,407	$ 114,312
Interest payable		4,961
Other unit payments payable	[1]	3,151,511	1,683,713
Others		1,894	227
Total other current payables		3,360,773	1,798,252
Wuxi Jinbang Intelligent Machine Co Ltd [Member]
Multiemployer Plan [Line Items]
Other short term borrowings			546,827
Beijing LOBO [Member]
Multiemployer Plan [Line Items]
Other short term borrowings		2,307,686
Wuxi Jinbang [Member]
Multiemployer Plan [Line Items]
Other short term borrowings		$ 843,825	$ 1,136,886

[1]	Other unit payments payable primarily consist of loans due to Wuxi Jinbang, Beijing Lobo and Xia Xing.